Reynolds Blue Chip Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Aerospace & Defense - 1.4%
Archer Aviation, Inc. - Class A (a)	3,100	$33,635
Boeing Co. (a)	800	167,624
General Dynamics Corp.	200	58,332
General Electric Co.	1,525	392,520
Hexcel Corp.	1,400	79,086
Howmet Aerospace, Inc.	900	167,517
Huntington Ingalls Industries, Inc.	150	36,219
Rocket Lab Corp. (a)	1,700	60,809
RTX Corp.	350	51,107
		1,046,849

Air Freight & Logistics - 0.1%
FedEx Corp.	250	56,828

Automobile Components - 0.1%
Modine Manufacturing Co. (a)	750	73,875

Automobiles - 0.5%
Tesla, Inc. (a)	1,100	349,426

Banks - 1.4%
Bank of America Corp.	2,700	127,764
Citigroup, Inc.	1,650	140,448
JPMorgan Chase & Co.	1,575	456,608
PNC Financial Services Group, Inc.	250	46,605
Truist Financial Corp.	1,200	51,588
US Bancorp	1,400	63,350
Webster Financial Corp.	400	21,840
Wells Fargo & Co.	2,000	160,240
		1,068,443

Beverages - 0.1%
Celsius Holdings, Inc. (a)	2,200	102,058

Biotechnology - 0.4%
Amgen, Inc.	150	41,881
Ascendis Pharma AS - ADR (a)	250	43,150
CRISPR Therapeutics AG (a)	2,600	126,464
Gilead Sciences, Inc.	450	49,892
Vertex Pharmaceuticals, Inc. (a)	100	44,520
		305,907

Broadline Retail - 6.7%
Alibaba Group Holding Ltd. - ADR - ADR	400	45,364
Amazon.com, Inc. (a)	21,150	4,640,099
eBay, Inc.	2,000	148,920
JD.com, Inc. - ADR - ADR	1,400	45,696
MercadoLibre, Inc. (a)	15	39,204
Ollie's Bargain Outlet Holdings, Inc. (a)	750	98,835
		5,018,118

Building Products - 0.6%
Armstrong World Industries, Inc.	300	48,732
Carlisle Cos., Inc.	150	56,010
Johnson Controls International PLC	1,700	179,554
Trane Technologies PLC	375	164,029
		448,325

Capital Markets - 3.6%
Affiliated Managers Group, Inc.	100	19,677
Ares Management Corp. - Class A	550	95,260
Blackrock, Inc.	100	104,925
Blackstone, Inc.	675	100,966
Blue Owl Capital, Inc. - Class A	1,900	36,499
Carlyle Group, Inc.	1,100	56,540
Charles Schwab Corp.	3,200	291,968
Evercore, Inc. - Class A	325	87,756
FactSet Research Systems, Inc.	300	134,184
Futu Holdings Ltd. - ADR	1,175	145,218
Goldman Sachs Group, Inc.	505	357,414
Interactive Brokers Group, Inc. - Class A	3,400	188,394
Intercontinental Exchange, Inc.	575	105,495
Jefferies Financial Group, Inc.	650	35,549
KKR & Co., Inc.	700	93,121
Morgan Stanley	1,700	239,462
Nasdaq, Inc.	1,500	134,130
Raymond James Financial, Inc.	350	53,680
Robinhood Markets, Inc. - Class A (a)	1,850	173,216
State Street Corp.	800	85,072
Stifel Financial Corp.	450	46,701
T Rowe Price Group, Inc.	850	82,025
		2,667,252

Chemicals - 0.2%
International Flavors & Fragrances, Inc.	600	44,130
Linde PLC	100	46,918
Scotts Miracle-Gro Co.	700	46,172
		137,220

Commercial Services & Supplies - 0.3%
Cintas Corp.	475	105,863
Republic Services, Inc.	200	49,322
Rollins, Inc.	1,350	76,167
Waste Connections, Inc.	175	32,676
		264,028

Communications Equipment - 2.1%
Arista Networks, Inc. (a)	6,425	657,342
Ciena Corp. (a)	2,300	187,059
Cisco Systems, Inc.	3,600	249,768
Extreme Networks, Inc. (a)	5,100	91,545
F5, Inc. (a)	600	176,592
Motorola Solutions, Inc.	125	52,558
NETGEAR, Inc. (a)	600	17,442
Ubiquiti, Inc.	250	102,912
		1,535,218

Construction & Engineering - 0.1%
Fluor Corp. (a)	800	41,016
Quanta Services, Inc.	125	47,260
		88,276

Consumer Finance - 0.5%
American Express Co.	550	175,439
Capital One Financial Corp.	250	53,190
SoFi Technologies, Inc. (a)	3,000	54,630
Upstart Holdings, Inc. (a)	1,600	103,488
		386,747

Consumer Staples Distribution & Retail - 2.5%
BJ's Wholesale Club Holdings, Inc. (a)	550	59,306
Casey's General Stores, Inc.	200	102,054
Costco Wholesale Corp.	840	831,550
Dollar General Corp.	500	57,190
Maplebear, Inc. (a)	1,000	45,240
Sprouts Farmers Market, Inc. (a)	300	49,392
Walmart, Inc.	7,050	689,349
		1,834,081

Diversified Consumer Services - 0.0%(b)
ADT, Inc.	4,000	33,880

Electric Utilities - 0.2%
Constellation Energy Corp.	300	96,828
Oklo, Inc. (a)	550	30,795
		127,623

Electrical Equipment - 1.0%
Eaton Corp. PLC	275	98,172
Emerson Electric Co.	1,150	153,329
GE Vernova, Inc.	300	158,745
Generac Holdings, Inc. (a)	1,050	150,370
NuScale Power Corp. (a)	800	31,648
Rockwell Automation, Inc.	150	49,826
Vertiv Holdings Co. - Class A	1,050	134,831
		776,921

Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp. - Class A	1,100	108,625
Celestica, Inc. (a)	300	46,833
Cognex Corp.	1,800	57,096
Coherent Corp. (a)	2,400	214,104
Corning, Inc.	900	47,331
Fabrinet (a)	750	221,010
IPG Photonics Corp. (a)	600	41,190
Jabil, Inc.	550	119,955
Keysight Technologies, Inc. (a)	600	98,316
Ralliant Corp. (a)	350	16,971
Rogers Corp. (a)	700	47,936
TE Connectivity PLC	600	101,202
Zebra Technologies Corp. - Class A (a)	150	46,254
		1,166,823

Energy Equipment & Services - 0.1%
Baker Hughes Co.	1,000	38,340
Schlumberger NV	1,100	37,180
		75,520

Entertainment - 10.8%
Electronic Arts, Inc.	300	47,910
Live Nation Entertainment, Inc. (a)	700	105,896
NetEase, Inc. - ADR	500	67,290
Netflix, Inc. (a)	5,050	6,762,606
ROBLOX Corp. - Class A (a)	1,500	157,800
Roku, Inc. (a)	700	61,523
Sea Ltd. - ADR (a)	300	47,982
Sphere Entertainment Co. (a)	2,200	91,960
Spotify Technology SA (a)	300	230,202
Take-Two Interactive Software, Inc. (a)	975	236,779
Walt Disney Co.	1,600	198,416
Warner Bros Discovery, Inc. (a)	3,000	34,380
		8,042,744

Financial Services - 2.5%
Affirm Holdings, Inc. (a)	1,300	89,882
Apollo Global Management, Inc.	600	85,122
Berkshire Hathaway, Inc. - Class B (a)	150	72,865
Block, Inc. (a)	2,700	183,411
Fidelity National Information Services, Inc.	600	48,846
Fiserv, Inc. (a)	300	51,723
Global Payments, Inc.	1,300	104,052
Jack Henry & Associates, Inc.	750	135,128
Mastercard, Inc. - Class A	500	280,970
PayPal Holdings, Inc. (a)	1,250	92,900
Remitly Global, Inc. (a)	1,500	28,155
Shift4 Payments, Inc. - Class A (a)	900	89,199
Toast, Inc. - Class A (a)	2,600	115,154
Visa, Inc. - Class A	1,475	523,699
		1,901,106

Ground Transportation - 0.7%
Avis Budget Group, Inc. (a)	350	59,167
Lyft, Inc. - Class A (a)	2,200	34,672
Ryder System, Inc.	300	47,700
Uber Technologies, Inc. (a)	2,650	247,245
XPO, Inc. (a)	1,150	145,234
		534,018

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	350	47,603
Boston Scientific Corp. (a)	850	91,298
Dexcom, Inc. (a)	550	48,010
Edwards Lifesciences Corp. (a)	500	39,105
GE HealthCare Technologies, Inc.	1,000	74,070
Insulet Corp. (a)	400	125,672
Intuitive Surgical, Inc. (a)	1,100	597,751
ResMed, Inc.	200	51,600
Solventum Corp. (a)	600	45,504
Stryker Corp.	100	39,563
		1,160,176

Health Care Providers & Services - 0.4%
Cardinal Health, Inc.	850	142,800
Elevance Health, Inc.	100	38,896
Labcorp Holdings, Inc.	325	85,316
Quest Diagnostics, Inc.	200	35,926
		302,938

Health Care Technology - 0.3%
Teladoc Health, Inc. (a)	6,100	53,131
Veeva Systems, Inc. - Class A (a)	550	158,389
		211,520

Hotels, Restaurants & Leisure - 6.7%
Airbnb, Inc. - Class A (a)	500	66,170
Booking Holdings, Inc.	410	2,373,588
Carnival Corp. (a)	6,200	174,344
Cava Group, Inc. (a)	400	33,692
Chipotle Mexican Grill, Inc. (a)	2,300	129,145
Choice Hotels International, Inc.	400	50,752
Domino's Pizza, Inc.	100	45,060
DoorDash, Inc. - Class A (a)	650	160,231
DraftKings, Inc. - Class A (a)	2,900	124,381
Dutch Bros, Inc. - Class A (a)	1,750	119,648
Expedia Group, Inc.	1,075	181,331
Flutter Entertainment PLC (a)	575	164,312
Hilton Worldwide Holdings, Inc.	350	93,219
Hyatt Hotels Corp. - Class A	850	118,702
Las Vegas Sands Corp.	1,200	52,212
Marriott International, Inc./MD - Class A	750	204,908
McDonald's Corp.	200	58,434
MGM Resorts International (a)	1,400	48,146
Norwegian Cruise Line Holdings Ltd. (a)	6,400	129,792
Royal Caribbean Cruises Ltd.	650	203,541
Shake Shack, Inc. - Class A (a)	1,550	217,930
Starbucks Corp.	1,300	119,119
Wingstop, Inc.	150	50,511
Wynn Resorts Ltd.	500	46,835
		4,966,003

Household Durables - 0.6%
Garmin Ltd.	225	46,962
KB Home	600	31,782
Lennar Corp. - Class A	500	55,305
PulteGroup, Inc.	400	42,184
SharkNinja, Inc. (a)	350	34,647
Sonos, Inc. (a)	2,400	25,944
Sony Group Corp. - ADR	1,400	36,442
Toll Brothers, Inc.	850	97,010
Whirlpool Corp.	450	45,639
		415,915

Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	1,225	237,417

Industrial Conglomerates - 0.1%
Honeywell International, Inc.	175	40,754

Insurance - 0.4%
Aon PLC - Class A	300	107,028
Kinsale Capital Group, Inc.	200	96,780
Willis Towers Watson PLC	300	91,950
		295,758

Interactive Media & Services - 10.6%
Alphabet, Inc. - Class A	8,000	1,409,840
Alphabet, Inc. - Class C	7,975	1,414,685
Baidu, Inc. - ADR (a)	500	42,880
Bilibili, Inc. - ADR - ADR (a)	1,300	27,885
Bumble, Inc., Class A - Class A (a)	4,000	26,360
Meta Platforms, Inc. - Class A	6,400	4,723,776
Pinterest, Inc. - Class A (a)	1,600	57,376
Reddit, Inc. - Class A (a)	1,450	218,327
Snap, Inc. - Class A (a)	2,000	17,380
		7,938,509

IT Services - 3.0%
Accenture PLC - Class A	150	44,834
Akamai Technologies, Inc. (a)	600	47,856
BigBear.ai Holdings, Inc. (a)	4,500	30,555
Cloudflare, Inc. - Class A (a)	1,300	254,579
Cognizant Technology Solutions Corp. - Class A	1,200	93,636
CoreWeave, Inc. - Class A (a)	200	32,612
EPAM Systems, Inc. (a)	300	53,046
Gartner, Inc. (a)	125	50,527
GoDaddy, Inc. - Class A (a)	300	54,018
International Business Machines Corp.	1,825	537,974
MongoDB, Inc. (a)	675	141,743
Okta, Inc. (a)	450	44,986
Shopify, Inc. - Class A (a)	1,850	213,397
Snowflake, Inc. - Class A (a)	1,550	346,844
Twilio, Inc. - Class A (a)	1,150	143,014
VeriSign, Inc.	550	158,840
		2,248,461

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	350	41,304
Charles River Laboratories International, Inc. (a)	350	53,105
Illumina, Inc. (a)	1,000	95,410
OmniAb, Inc. (a)	2,450	4,263
		194,082

Machinery - 1.0%
Alamo Group, Inc.	250	54,595
Caterpillar, Inc.	600	232,926
Crane Co.	250	47,473
Deere & Co.	170	86,443
Fortive Corp.	1,050	54,737
Ingersoll Rand, Inc.	550	45,749
Parker-Hannifin Corp.	200	139,694
Snap-on, Inc.	125	38,897
Xylem, Inc./NY	650	84,084
		784,598

Media - 0.3%
Sirius XM Holdings, Inc.	1,600	36,752
Trade Desk, Inc. - Class A (a)	2,150	154,779
		191,531

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	1,100	47,685

Oil, Gas & Consumable Fuels - 0.4%
EQT Corp.	1,500	87,480
Targa Resources Corp.	300	52,224
Texas Pacific Land Corp.	150	158,458
Vitesse Energy, Inc.	129	2,850
		301,012

Passenger Airlines - 1.2%
Alaska Air Group, Inc. (a)	800	39,584
Allegiant Travel Co. (a)	700	38,465
American Airlines Group, Inc. (a)	10,000	112,200
Copa Holdings S.A., Class A - Class A	300	32,991
Delta Air Lines, Inc.	5,800	285,244
Joby Aviation, Inc. (a)	3,000	31,650
Ryanair Holdings PLC - ADR	650	37,485
Southwest Airlines Co.	5,600	181,664
United Airlines Holdings, Inc. (a)	2,000	159,260
		918,543

Personal Care Products - 0.3%
elf Beauty, Inc. (a)	1,450	180,438
Estee Lauder Cos., Inc. - Class A	500	40,400
		220,838

Pharmaceuticals - 0.2%
Eli Lilly & Co.	50	38,977
Ligand Pharmaceuticals, Inc. (a)	400	45,472
Novartis AG - ADR	325	39,328
Pfizer, Inc.	1,800	43,632
		167,409

Professional Services - 0.8%
Amentum Holdings, Inc. (a)	37	862
Automatic Data Processing, Inc.	150	46,260
Broadridge Financial Solutions, Inc.	700	170,121
Equifax, Inc.	200	51,874
Jacobs Solutions, Inc.	300	39,435
Leidos Holdings, Inc.	275	43,384
Paychex, Inc.	300	43,638
Paycom Software, Inc.	150	34,710
Thomson Reuters Corp.	675	135,763
TransUnion	500	44,000
		610,047

Real Estate Management & Development - 0.1%
Redfin Corp. (a)	4,000	44,760
Zillow Group, Inc. - Class C (a)	700	49,035
		93,795

Semiconductors & Semiconductor Equipment - 14.2%
Advanced Micro Devices, Inc. (a)	3,150	446,985
Ambarella, Inc. (a)	600	39,639
Analog Devices, Inc.	225	53,555
Applied Materials, Inc.	1,025	187,647
ARM Holdings PLC - ADR (a)	4,625	748,048
Broadcom, Inc.	3,275	902,754
Cirrus Logic, Inc. (a)	825	86,010
Credo Technology Group Holding Ltd. (a)	2,200	203,698
Entegris, Inc.	450	36,292
First Solar, Inc. (a)	250	41,385
Intel Corp.	2,100	47,040
KLA Corp.	60	53,744
Lam Research Corp.	1,300	126,542
Marvell Technology, Inc.	3,900	301,860
Micron Technology, Inc.	1,500	184,875
Monolithic Power Systems, Inc.	60	43,883
NVIDIA Corp.	39,000	6,161,610
ON Semiconductor Corp. (a)	1,500	78,615
Qorvo, Inc. (a)	1,200	101,892
QUALCOMM, Inc.	550	87,593
Rigetti Computing, Inc. (a)	4,600	54,556
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,725	390,695
Texas Instruments, Inc.	650	134,953
Universal Display Corp.	250	38,615
		10,552,486

Software - 12.2%
ANSYS, Inc. (a)	150	52,683
AppLovin Corp. - Class A (a)	600	210,048
Atlassian Corp. - Class A (a)	250	50,772
Autodesk, Inc. (a)	575	178,003
Box, Inc. - Class A (a)	900	30,753
C3.ai, Inc. - Class A (a)	6,900	169,533
Cadence Design Systems, Inc. (a)	125	38,519
Check Point Software Technologies Ltd. (a)	250	55,313
Circle Internet Group, Inc. (a)	150	27,193
CommVault Systems, Inc. (a)	750	130,747
Confluent, Inc., Class A - Class A (a)	2,200	54,846
Crowdstrike Holdings, Inc. - Class A (a)	975	496,577
CyberArk Software Ltd. (a)	600	244,128
Datadog, Inc. - Class A (a)	3,250	436,572
Docusign, Inc. (a)	600	46,734
D-Wave Quantum, Inc. (a)	1,200	17,568
Fair Isaac Corp. (a)	150	274,194
Five9, Inc. (a)	2,400	63,552
Fortinet, Inc. (a)	1,300	137,436
Gitlab, Inc. - Class A (a)	1,500	67,665
Guidewire Software, Inc. (a)	475	111,839
InterDigital, Inc.	200	44,846
Intuit, Inc.	220	173,279
JFrog Ltd. (a)	1,200	52,656
Microsoft Corp.	4,900	2,437,309
Monday.com Ltd. (a)	150	47,172
Nice Ltd. - ADR (a)	700	118,237
Oracle Corp.	3,250	710,548
Palantir Technologies, Inc. - Class A (a)	3,950	538,464
Palo Alto Networks, Inc. (a)	2,175	445,092
Pegasystems, Inc.	800	43,304
PTC, Inc. (a)	275	47,394
SailPoint, Inc. (a)	1,600	36,576
Salesforce, Inc.	1,300	354,497
SAP SE - ADR	525	159,652
ServiceNow, Inc. (a)	200	205,616
SoundHound AI, Inc. - Class A (a)	3,500	37,555
Synopsys, Inc. (a)	200	102,536
Teradata Corp. (a)	2,800	62,468
Unity Software, Inc. (a)	4,500	108,900
Zscaler, Inc. (a)	1,550	486,607
		9,107,383

Specialty Retail - 3.5%
Advance Auto Parts, Inc.	700	32,543
AutoNation, Inc. (a)	250	49,662
AutoZone, Inc. (a)	300	1,113,669
Best Buy Co., Inc.	1,800	120,834
Boot Barn Holdings, Inc. (a)	400	60,800
Burlington Stores, Inc. (a)	200	46,528
CarMax, Inc. (a)	600	40,326
Carvana Co. (a)	700	235,872
Chewy, Inc., Class A - Class A (a)	1,500	63,930
Dick's Sporting Goods, Inc.	300	59,343
Floor & Decor Holdings, Inc. - Class A (a)	450	34,182
Home Depot, Inc.	275	100,826
Lowe's Cos., Inc.	500	110,935
Signet Jewelers Ltd.	450	35,797
TJX Cos., Inc.	1,300	160,537
Tractor Supply Co.	2,000	105,540
Ulta Beauty, Inc. (a)	125	58,478
Urban Outfitters, Inc. (a)	500	36,270
Victoria's Secret & Co. (a)	1,800	33,336
Wayfair, Inc. - Class A (a)	1,900	97,166
		2,596,574

Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	4,625	948,911
Dell Technologies, Inc. - Class C	1,900	232,940
Hewlett Packard Enterprise Co.	3,600	73,620
HP, Inc.	2,000	48,920
IonQ, Inc. (a)	1,700	73,049
NetApp, Inc.	1,700	181,135
Pure Storage, Inc. - Class A (a)	600	34,548
Seagate Technology Holdings PLC	350	50,516
Super Micro Computer, Inc. (a)	2,800	137,228
Western Digital Corp.	1,500	95,985
		1,876,852

Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	2,100	37,170
Deckers Outdoor Corp. (a)	325	33,498
Lululemon Athletica, Inc. (a)	200	47,516
NIKE, Inc. - Class B	700	49,728
Ralph Lauren Corp.	200	54,856
Tapestry, Inc.	600	52,686
		275,454

Trading Companies & Distributors - 0.2%
Fastenal Co.	2,300	96,600
United Rentals, Inc.	75	56,505
		153,105

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	250	59,565
TOTAL COMMON STOCKS (Cost $45,925,914)		74,009,696

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.2%	Shares	Value
Retail REITs - 0.1%
Simon Property Group, Inc.	250	40,190

Specialized REITs - 0.1%
Digital Realty Trust, Inc.	450	78,448
Millrose Properties, Inc.	325	9,266
		87,714
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $119,498)		127,904

EXCHANGE TRADED FUNDS - 0.0%(b)	Shares	Value
Sprott Uranium Miners ETF	700	33,551
TOTAL EXCHANGE TRADED FUNDS (Cost $33,557)		33,551

RIGHTS - 0.0%(b)	Shares	Value
Life Sciences Tools & Services - 0.0%(b)
OmniAb, Inc. — $12.50 Earnout Shares (a)(c)	189	0
OmniAb, Inc. — $15.00 Earnout Shares (a)(c)	189	0
Total Life Sciences Tools & Services		0
TOTAL RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 1.1%	Shares	Value
Money Market Funds - 1.1%
First American Government Obligations Fund - Class X, 4.25% (d)	813,151	813,151
TOTAL SHORT-TERM INVESTMENTS (Cost $813,151)		813,151

TOTAL INVESTMENTS - 100.6% (Cost $46,892,120)		74,984,302
Liabilities in Excess of Other Assets - (0.6)%		(442,695)
TOTAL NET ASSETS - 100.0%		$74,541,607
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments and money market funds, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The Nasdaq OMX Group, Inc., referred to as “Nasdaq”), or if no sale is reported, the latest bid price.  Securities which are traded on Nasdaq (including closed-end funds) under one of its three listing tiers, Nasdaq Global Market, Nasdaq Global Select Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price.  Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser as the valuation designee appointed by the Board of Directors (the “Board”), in accordance with fair value methodologies established and applied by Reynolds Capital Management, LLC (the “Adviser”).  The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2025, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$74,009,696	$–	$–	$74,009,696
Real Estate Investment Trusts - Common	127,904	–	–	127,904
Exchange Traded Funds	33,551	–	–	33,551
Rights	–	–	0	0
Money Market Funds	813,151	–	–	813,151
Total Investments	$74,984,302	$–	$0	$74,984,302

Refer to the Schedule of Investments for further disaggregation of investment categories.